Fees Summary	Jun. 06, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 737,646,242.96
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 73,764,624,296.00
Narrative - Max Aggregate Offering Amount | shares	54,966,188
Final Prospectus	true